Note 17 - Fair Value Disclosure Measurements (Detail) - Estimated Fair Value of the Company’s Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets:
Cash and cash equivalents	$ 45,346	$ 34,390	$ 30,635	$ 41,153
Cash and cash equivalents	45,346	34,390
Investment securities
Available for sale	194,472	193,977
Available for sale	194,472	193,977
Net loans	400,654	395,061
Net loans	390,206	382,542
Bank-owned life insurance	8,536	8,257
Federal Home Loan Bank stock	1,887	1,887
Accrued interest receivable	2,163	2,234
Financial liabilities:
Deposits	593,335	580,962
Deposits	592,704	587,178
	6,538	7,392	7,632
	6,538	7,392
Other borrowings	12,970	16,831
Other borrowings	13,337	17,327
Accrued interest payable	492	645
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	45,346	34,390
Investment securities
Available for sale	5	5
Bank-owned life insurance	8,536	8,257
Federal Home Loan Bank stock	1,887	1,887
Accrued interest receivable	2,163	2,234
Financial liabilities:
Deposits	396,582	362,029
	6,538	7,392
Accrued interest payable	492	645
Fair Value, Inputs, Level 2 [Member]
Investment securities
Available for sale	194,467	193,972
Fair Value, Inputs, Level 3 [Member]
Investment securities
Net loans	390,206	382,542
Financial liabilities:
Deposits	196,122	225,149
Other borrowings	$ 13,337	$ 17,327